Northern Lights Fund Trust

KCM Macro Trends Fund

Incorporated herein by reference is the definitive version of the supplement for KCM Macro Trends Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 13, 2017 (SEC Accession No. 0001580642-17-001707).